Operating Leases - Current and Non-current Lease Obligation (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Operating leases
Total operating lease liabilities	¥ 561,090		¥ 642,132
Less: Current operating lease liabilities	183,373	$ 25,122	186,253
Long-term operating lease liabilities	¥ 377,717	$ 51,747	¥ 455,879